Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
ASSETS
Cash and cash equivalents	$ 4,748	$ 97,407	$ 107,624
Investments	1,190	24,415	662
Trade accounts receivables, net	1,653	33,898	28,249
Inventories	2,481	50,896	44,034
Recoverable taxes	882	18,091	17,100
Other current financial assets	121	2,480	681
Other current assets	172	3,531	2,919
Total current assets	11,247	230,718	201,269
NON CURRENT ASSETS
Equity method accounted investees	5,231	107,299	98,270
Property, plant and equipment, net	5,613	115,147	113,106
Right-of-use assets, net	2,778	56,994	54,747
Intangible assets, net	7,709	158,138	155,501
Deferred tax assets	1,011	20,733	22,043
Other non-current financial assets	2,002	41,071	32,386
Other non-current assets	360	7,400	7,526
Total non-current assets	24,704	506,782	483,579
TOTAL ASSETS	35,951	737,500	684,848
LIABILITIES
Bank loans and notes payable	98	2,003	4,469
Current portion of non-current debt	129	2,637	4,332
Current portion of lease liabilities	356	7,306	6,772
Interest payable	96	1,968	2,069
Trade payable	3,227	66,203	53,018
Accounts payable	1,323	27,149	22,150
Taxes payable	793	16,260	12,578
Other current financial liabilities	643	13,197	13,025
Total current liabilities	6,665	136,723	118,413
NON-CURRENT LIABILITIES
Bank loans and notes payable	9,064	185,945	179,864
Lease liabilities	2,683	55,049	51,536
Post-employment benefits	370	7,600	7,253
Deferred tax liabilities	295	6,042	6,033
Other non-current financial liabilities	115	2,364	5,022
Provisions and other non-current liabilities	423	8,660	9,540
Total non-current liabilities	12,950	265,660	259,248
TOTAL LIABILITIES	19,615	402,383	377,661
EQUITY
Capital stock	163	3,348	3,348
Additional paid-in capital	871	17,862	17,808
Retained earnings	11,617	238,306	217,430
Other comprehensive income.	150	3,085	(843)
Total controlling interest	12,801	262,601	237,743
Non-controlling interest	3,535	72,516	69,444
TOTAL EQUITY	16,336	335,117	307,187
TOTAL LIABILITIES AND EQUITY	$ 35,951	$ 737,500	$ 684,848